Investments	12 Months Ended
Dec. 31, 2014
Investments

Note 10. Investments

Scene, LLC

On November 25, 2011, the Company consummated a unit purchase agreement with Scene, LLC (“Scene”), a U.S.-based provider of broadband speed testing and web-based network diagnostic applications, pursuant to which the Company acquired a 15% interest in Scene for a cash consideration of $9,750 paid at closing. In addition, on November 25, 2011, the Company entered into a put and call agreement with Scene. The Company decided not to exercise the put option. During a three-month period beginning on March 1, 2013, Scene had the option to purchase the Company’s interest (call option) at a fixed price of $9,750 plus the amount of tax distributions owed to the Company. Additional amounts may be owed to the Company if Scene undertook a change in control transaction during the one year period following the delivery of the call notice. Scene exercised its call option and on May 31, 2013, Scene repurchased the Company’s interest at $9,750 and the Company derecognized the investment in Scene in the same amount.

The Company accounted for its investment in Scene as a debt security as the risks and rewards associated with the investment were retained by Scene because of impact of the put and call options. During the financial years 2012, 2013 and 2014, the Company received distributions of $339, $225 and nil, respectively, which were recorded as dividend income in other income (expense).

Wireless Interaction & NFC Accelerator 2013 B.V.

In 2013, the Company acquired a 10% share in Wireless Interactions & NFC Accelerator 2013 B.V. for cash consideration of $160. The Company accounts for this investment under the cost-method.